March 29, 2010	Stacy H. Winick
D 202.778.9252
stacy.winick@klgates.com

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Nuveen Build America Bond Fund
333-164974; 811-22391

Ladies and Gentlemen:

On behalf of the Nuveen Build America Bond Fund (the “Fund”), we are transmitting for electronic filing Pre-effective Amendment No. 2 to the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and each exhibit being filed therein.

Before the Fund’s Registration Statement becomes effective under the Securities Act of 1933, as amended, the Fund will file an amendment containing all exhibits.

If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (202) 778-9252 with any questions or comments concerning these materials.

Very truly yours,

/s/  Stacy H. Winick

Stacy H. Winick

Enclosures

Copies to	J. Grzeskiewicz (w/encl.)
K. McCarthy (w/encl.)
M. Winget (w/encl.)